CONCENTRATIONS OF RISKS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Company's cost of revenues with no accounts payable, percentage of major vendors	10.00%	10.00%	10.00%	82.00%
Company's revenues with no accounts receivable balance, percentage of major customers			60.00%	10.00%